EQUITY - General and Limited Partnership Units (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Number of shares issued, opening balance (in shares)	72,955,585	0
Number of shares issued, closing balance (in shares)	72,954,450	72,955,585
Redemption-exchange units
Number of shares issued, opening balance (in shares)	69,705,497	69,705,497
Number of shares issued, closing balance (in shares)	69,705,497	69,705,497
Total
Number of shares issued, opening balance (in shares)	74,612,507	77,085,497
Repurchased and canceled (in shares)	(331,875)	(2,525,490)
Conversion from BBUC exchangeable shares (in shares)	1,135	52,500
Number of shares issued, closing balance (in shares)	74,281,767	74,612,507
GP Units
Number of shares issued, opening balance (in shares)	4	4
Repurchased and canceled (in shares)	0	0
Conversion from BBUC exchangeable shares (in shares)	0	0
Number of shares issued, closing balance (in shares)	4	4
LP Units
Number of shares issued, opening balance (in shares)	74,612,503	77,085,493
Repurchased and canceled (in shares)	(331,875)	(2,525,490)
Conversion from BBUC exchangeable shares (in shares)	1,135	52,500
Number of shares issued, closing balance (in shares)	74,281,763	74,612,503